Goodwill and Intangible Assets, Net - Schedule of Change in the Carrying Amount of Goodwill by Reporting Unit (Details) - 12 months ended Dec. 31, 2022	CNY (¥)	USD ($)
Change in the carrying amount of goodwill
Balance at beginning of the year	¥ 194,754,963
Acquisition of Youru	1,534,529
Balance at end of the year	196,289,492	$ 28,459,301
Overseas art study services
Change in the carrying amount of goodwill
Balance at beginning of the year	176,046,647
Acquisition of Youru	1,534,529
Balance at end of the year	177,581,176
Other Educational Services reporting unit
Change in the carrying amount of goodwill
Balance at beginning of the year	18,708,316
Balance at end of the year	¥ 18,708,316